Loans Receivable - Schedule of Loans Receivable (including Covered Loans) (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 12,201,387	$ 10,950,608
Ratio of type of loan to total loans receivable	100.00%	100.00%
Allowance for probable losses	$ 123,073	$ 113,494	$ 106,829
Loans in process	1,149,934	879,484
Net deferred fees, costs and discounts	45,758	46,710
Total loan contra accounts	1,318,765	1,039,688
Net loans	10,882,622	9,910,920
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 5,711,004	$ 5,658,830
Ratio of type of loan to total loans receivable	46.80%	51.70%
Allowance for probable losses	$ 36,892	$ 37,796	47,347
Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,597,996	$ 1,110,411
Ratio of type of loan to total loans receivable	13.10%	10.10%
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 602,631	$ 473,069
Ratio of type of loan to total loans receivable	4.90%	4.30%
Allowance for probable losses	$ 1,944	$ 1,080	990
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 124,308	$ 118,497
Ratio of type of loan to total loans receivable	1.00%	1.10%
Allowance for probable losses	$ 6,829	$ 6,023	5,781
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 104,405	$ 104,567
Ratio of type of loan to total loans receivable	0.90%	1.00%
Allowance for probable losses	$ 2,649	$ 2,535	2,946
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,303,148	$ 1,124,290
Ratio of type of loan to total loans receivable	10.70%	10.30%
Allowance for probable losses	$ 7,862	$ 6,925	5,304
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,434,610	$ 1,093,639
Ratio of type of loan to total loans receivable	11.80%	10.00%
Allowance for probable losses	$ 11,818	$ 8,588	8,960
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,093,360	$ 978,589
Ratio of type of loan to total loans receivable	9.00%	8.90%
Allowance for probable losses	$ 28,524	$ 28,008	24,980
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 144,850	$ 149,716
Ratio of type of loan to total loans receivable	1.20%	1.40%
Allowance for probable losses	$ 855	$ 813	902
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 85,075	$ 139,000
Ratio of type of loan to total loans receivable	0.70%	1.30%
Allowance for probable losses	$ 1,144	$ 1,888	$ 2,939